CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Disclosure of restricted cash and cash equivalents [text block]

	Thousands of U.S. dollars
	2021	2022
Cash at bank and in hand	93,464	46,130
Short-term financial investments (*)	35,360	36,797
Total	128,824	82,927